Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,837,080
Previously Paid Amount	0.00
Total Fee Amount	2,739.50
Total Offset Amount	0.00
Net Fee	2,739.50
Narrative - Max Aggregate Offering Price	$ 19,837,080
Final Prospectus	true